Intangible Assets, Net - Schedule of Estimated Future Amortization Expense (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Estimated Future Amortization Expense [Abstract]
Six months ending December 31, 2025	$ 105,165
Twelve months ending December 31,
2026	210,331
2027	210,331
2028	210,331
2029	210,331
Thereafter	6,748,117
Total	$ 7,694,606	$ 7,654,767